CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
CHANGES IN ACCOUNTING POLICIES [Text Block]

3. CHANGES IN ACCOUNTING POLICIES

Exploration and evaluation expenditures

The Company has voluntarily adopted a new accounting policy with respect to exploration and evaluation expenditures. In prior years, the Company’s policy was to capitalize all costs directly related to the exploration and evaluation of mineral properties into exploration and evaluation assets. The Company has changed this accounting policy to expense exploration and evaluation expenditures as incurred, effective with the presentation of these financial statements on a retrospective basis. The Company has determined that this change in accounting policy increases the comparability to peer companies and enhances the relevance of the financial statements for users.

In preparing its opening statement of financial position, the Company has adjusted the amounts reported previously. This change in policy affected the Company’s financial position, financial performance, and cash flows and is set out below:

Consolidated statement of financial position as at January 1, 2018

			As restated under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Non-current assets
Exploration and evaluation assets	$13,994,090	$(12,373,624)	$1,620,466

Shareholders' equity
Deficit	$(7,191,633)	$(12,373,624)	$(19,565,257)

Consolidated statement of financial position as at December 31, 2018

			As restated under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Non-current assets
Exploration and evaluation assets	$31,615,763	$(26,427,388)	$5,188,375

Shareholders' equity
Deficit	$(12,963,183)	$(26,427,388)	$(39,390,571)

Consolidated statement of loss and comprehensive loss for the year ended December 31, 2018

		Effect of change	As restated under
	As previously	in accounting	new accounting
	reported	policy	policy

Exploration and evaluation expenditures	$-	$14,403,711	$14,403,711
Impairment	$642,283	$(349,947)	$292,336

Loss and comprehensive loss for the year	$(5,771,550)	$(14,053,764)	$(19,825,314)

Basic and diluted comprehensive loss per common share	$(0.08)		$(0.28)

The change in the accounting policy had no effect on the Company’s statement of changes in shareholders’ equity, other than the changes to deficit, as already shown and described above. Accordingly, no separate statement of changes in shareholders’ equity is shown.

Consolidated statement of cash flows for the year ended December 31, 2018

			As restated under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Cash flows from operating activities
Loss and comprehensive loss for the year	$(5,771,550)	$(14,053,764)	$(19,825,314)
Items not affecting cash:
Depreciation	3,971	54,762	58,733
Impairment	642,283	(349,947)	292,336
Share-based compensation	2,544,834	437,021	2,981,855

Accounts payable and accrued liabilities	266,882	204,994	471,876

Net cash used in operating activities	(5,329,424)	(13,706,934)	(19,036,358,)

Cash flows from investing activities
Exploration and evaluation assets	(17,010,194)	13,706,934	(3,303,260)

Net cash used in investing activities	(16,956,488)	13,706,934	(3,249,554)

Change in cash and cash equivalents, during the year	$33,897,418	$-	$33,897,418

Adoption of new accounting policy - leases

Impact of application of IFRS 16 Leases

Effective January 1, 2019, the Company adopted IFRS 16 using the modified retrospective application method, where the 2018 comparatives are not restated and the cumulative effect of initially applying IFRS 16 has been recorded on January 1, 2019 for any differences identified. The Company has determined that the adoption of IFRS 16 resulted in no adjustments to the opening balance of accumulated deficit.

IFRS 16 introduces significant changes to the lessee accounting by removing the distinction between operating and finance leases under IFRS 17 and requiring the recognition of a right-of-use asset (“ROU asset”) and a lease liability at the lease commencement for all leases, except for short-term leases (lease terms of 12 months or less) and leases of low value assets.

In applying IFRS 16 for all leases, except as noted above, the Company (i) recognizes the ROU asset and lease liabilities in the statement of financial position, initially measured at the present value of future lease payments; (ii) recognizes the depreciation of ROU assets and interest on lease liabilities in the consolidated statement of loss and comprehensive loss; and (iii) separates the total amount of cash paid into a principal portion (presented in financing activities) and interest (presented within operating activities) in the consolidated statement of cash flows. For short-term leases and leases of low value assets, the Company has opted to recognize a lease expense on a straight-line basis, and this expense is presented within office and miscellaneous in the consolidated statement of loss and comprehensive loss.

The Company has made use of the following practical expedients available on transition to IFRS 16:

  Measure the ROU assets equal to the lease liability calculated for each lease;
  Apply the recognition exemptions for low value leases and leases that end within 12 months of the date of initial application, and account for them as low value and short-term leases, respectively; and
  Accounting for non-lease components and lease components as a single lease component.

In transitioning to IFRS 16, the Company analyzed its contracts to identify whether they are or contain a lease arrangement. This analysis identified a contract containing a lease that had an equivalent increase to both the Company’s ROU assets and lease liabilities, which resulted in a $645,052 adjustment. The incremental borrowing rate of the lease initially recognized on adoption of IFRS 16 was 10.10%.

The cumulative effect of the changes made to the consolidated statement of financial position as at January 1, 2019 for the adoption of IFRS 16 is as follows:

			As reported under
	As previously	Effect of change in	new accounting
	reported	accounting policy	policy

Property and equipment	$1,302,884	$645,052	$1,947,936
Lease liability (current)	-	(173,093)	(173,093)
Lease liability (non-current)	-	(471,959)	(471,959)
	$1,302,884	$-	$1,302,884

The operating lease obligation as at December 31, 2018 is reconciled as follows to the recognized lease liabilities as at January 1, 2019:

Operating lease obligations as at December 31, 2018	$830,425
Low value lease	(3,390)
Effect from discounting at the incremental borrowing rate as at January 1, 2019	(181,983)
Lease liability due to initial application of IFRS 16 at January 1, 2019	$645,052

New accounting policy for leases under IFRS 16

The Company assesses whether a contract is or contains a lease, at the inception of a contract. The Company recognizes a ROU asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, at the commencement of the lease, with the following exceptions: (i) the Company has elected not to recognize ROU assets and liabilities for leases where the total lease term is less than or equal to 12 months, or (ii) for leases of low value. The payments for such leases are recognized in the consolidated statement of comprehensive loss on a straight-line basis over the lease term.

The ROU asset is initially measured based on the present value of lease payments, lease payments made at or before the commencement day, and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The ROU asset is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments include fixed payments less any lease incentives, and any variable lease payments where variability depends on an index or rate. When the lease contains an extension or purchase option that the Company considers reasonably certain to be exercised, the cost of the option is included in the lease payments.

ROU assets are included in property and equipment, and the lease liability is presented as a separate line in the consolidated statement of financial position. Variable lease payments that do not depend on an index or rate are not included in the measurement of the ROU asset and lease liability. The related payments are recognized as an expense in the period in which the triggering event occurs and are included in the consolidated statement of comprehensive loss.

Lease liabilities

The Company leases office space and equipment. Interest expense on the lease liabilities amounted to $58,028 for 2019. The Company did not incur any variable lease payments and there were no leases with residual value guarantees or leases not yet commenced to which the Company is committed.

Lease liabilities	December 31, 2019
Lease liabilities	$532,348
Less: current portion	(175,620)
Long-term portion	$356,728

Undiscounted lease payments	December 31, 2019
Not later than 1 year	$189,050
Later than 1 year and not later than 5 years	437,249
$626,299